Gain on Troubled Debt Restructuring (Parenthetical) (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Offshore Creditors
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Legal fees and other direct cost	$ 3,685